Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay‑Versus‑Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1 – A. Panush (1)	Compensation Actually Paid to PEO 1 – A. Panush (2)	Summary Compen‑ sation Table Total for PEO 2 – G. Wertheizer (1)	Compen‑ sation Actually Paid to PEO 2 – G. Wertheizer (2)	Average Summary Compensation Table Total for Non PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Total Share‑ holder Return (3)	Peer Group Total Share‑ holder Return (4)	Net Income (loss) (5)	Total Revenues (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	$4,691,010	$1,807,507	N/A	N/A	$1,773,903	$916,063	$47	$194	$(10,638,000)	$109,598,000
2024	$2,653,641	$4,615,672	N/A	N/A	$1,107,672	$1,640,242	$69	$149	$(8,786,000)	$106,939,000
2023	$3,945,887	$2,409,828	N/A	N/A	$1,261,805	$733,942	$50	$134	$(11,878,000)	$97,419,000
2022	N/A	N/A	$2,064,442	$1,359,538	$1,184,102	$846,947	$56	$99	$(23,183,000)	$120,583,000
2021	N/A	N/A	$2,900,681	$5,154,793	$1,252,677	$2,345,304	$95	$143	$396,000	$113,832,000

(1)

The dollar amounts reported in columns (b), (d) and (f) represent the amount of total compensation reported for the following executives for each corresponding covered year in the “Total” column of the table set forth under “Executive Compensation ‑‑ Compensation Tables ‑ 2025 Summary Compensation.”

●	PEO 1: Amir Panush, our Chief Executive Officer for 2025, 2024 and 2023.

●	PEO 2: Gideon Wertheizer, our former Chief Executive Officer for the years 2022 and 2021.

●

Other Non‑PEO Named Executive Officers (Other “NEOs”) for each of the covered years: for 2025, 2024, 2023, 2022, and 2021, Yaniv Arieli, our Chief Financial Officer, and Michael Boukaya, our Chief Operating Officer; for 2023, 2022, and 2021, Issachar Ohana, our former EVP Worldwide Sales; and for 2025 and 2024, Gweltaz Toquet, our Chief Commercial Officer.

(2)

The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1, Mr. Panush and PEO 2, Mr. Wertheizer, as computed in accordance with Item 402(v) of Regulation S‑K, and our other NEOs for each covered fiscal year (e.g., for 2023, 2024 and 2025, Messrs. Arieli, Boukaya and Toquet). In accordance with the requirements of Item 402(v) of Regulation S‑K, the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Adjustment To PEO Compensation, Footnote
Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2025	PEO 1 ‑ A. Panush	$4,691,010	$(3,686,440)	$802,938	$1,807,507
	Other NEOs*	$1,773,903	$(1,200,848)	$343,008	$916,063
2024	PEO 1 ‑ A. Panush	$2,653,641	$(1,624,307)	$3,586,338	$4,615,672
	Other NEOs*	$1,107,672	$(572,026)	$1,104,596	$1,640,242
2023	PEO 2 ‑ G. Wertheizer	$3,945,887	$(3,109,760)	$1,573,701	$2,409,828
	Other NEOs*	$1,261,805	$(852,586)	$324,724	$733,942
2022	PEO 2 ‑ G. Wertheizer	$2,064,442	$(845,081)	$140,177	$1,359,538
	Other NEOs*	$1,184,102	$(397,635)	$60,479	$846,947
2021	PEO 2 ‑ G. Wertheizer	$2,900,681	$(1,242,867)	$3,496,979	$5,154,793
	Other NEOs*	$1,252,677	$(532,895)	$1,625,522	$2,345,304

*Presented on an average basis.

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year, which were deducted from the applicable reported Summary Compensation Table Total.

(b)

The equity award adjustments for each covered fiscal year were added to the applicable reported Summary Compensation Table Total and each include the addition (or subtraction, as applicable) of the following: (i) the year‑end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2025	PEO 1 ‑ A. Panush	$1,299,937	$(611,485)	$0	$114,485	$0	$0	$802,938
	Other NEOs*	$413,119	$(111,772)	$0	$41,661	$0	$0	$343,008
2024	PEO 1 ‑ A. Panush	$3,012,646	$572,040	$0	$1,651	$0	$0	$3,586,338
	Other NEOs*	$907,410	$179,600	$0	$17,587	$0	$0	$1,104,596
2023	PEO 1 ‑ A. Panush	$1,573,701	$0	$0	$0	$0	$0	$1,573,701
	Other NEOs*	$297,509	$(15,144)	$0	$42,358	$0	$0	$324,724
2022	PEO 2 ‑ G. Wertheizer	$444,759	$(289,296)	$0	$(15,286)	$0	$0	$140,177
	Other NEOs*	$169,408	$(81,841)	$50,827	$(77,915)	$0	$0	$60,479
2021	PEO 2 ‑ G. Wertheizer	$451,209	$(5,055)	$0	$3,050,824	$0	$0	$3,496,979
	Other NEOs*	$214,773	$(10,021)	$0	$1,420,770	$0	$0	$1,625,522

* Presented on an average basis.

Equity Award Valuations: PSU grant date fair values are calculated using the stock price as of the date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSUs held by the PEOs and other NEOs that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price and performance accrual modifier as of year‑end and as of the date of vest (or including the probable outcome of any such awards subject to performance conditions). RSU grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the RSUs held by the PEOs and other NEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year‑end and as of each vesting date. The fair value of the tranches of Mr. Ohana’s RSUs that were originally scheduled to vest in 2024, 2025, and 2026 have been calculated and included in the equity award adjustments for 2022 for our other NEOs, as the vesting of these award tranches was accelerated to December 31, 2022, upon his separation from the Company. PSUs held by Mr. Wertheizer (PEO 2) and Mr. Ohana remained outstanding and unvested as of December 31, 2022, and are included above for year 2022.

(3)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2020) by our share price at the beginning of the measurement period.

(4)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P Semiconductors Select Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)	Refers to total revenues as reported in our audited financial statements for each covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,773,903	$ 1,107,672	$ 1,261,805	$ 1,184,102	$ 1,252,677
Non-PEO NEO Average Compensation Actually Paid Amount	$ 916,063	1,640,242	733,942	846,947	2,345,304
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2025	PEO 1 ‑ A. Panush	$4,691,010	$(3,686,440)	$802,938	$1,807,507
	Other NEOs*	$1,773,903	$(1,200,848)	$343,008	$916,063
2024	PEO 1 ‑ A. Panush	$2,653,641	$(1,624,307)	$3,586,338	$4,615,672
	Other NEOs*	$1,107,672	$(572,026)	$1,104,596	$1,640,242
2023	PEO 2 ‑ G. Wertheizer	$3,945,887	$(3,109,760)	$1,573,701	$2,409,828
	Other NEOs*	$1,261,805	$(852,586)	$324,724	$733,942
2022	PEO 2 ‑ G. Wertheizer	$2,064,442	$(845,081)	$140,177	$1,359,538
	Other NEOs*	$1,184,102	$(397,635)	$60,479	$846,947
2021	PEO 2 ‑ G. Wertheizer	$2,900,681	$(1,242,867)	$3,496,979	$5,154,793
	Other NEOs*	$1,252,677	$(532,895)	$1,625,522	$2,345,304

*Presented on an average basis.

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year, which were deducted from the applicable reported Summary Compensation Table Total.

(b)

The equity award adjustments for each covered fiscal year were added to the applicable reported Summary Compensation Table Total and each include the addition (or subtraction, as applicable) of the following: (i) the year‑end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2025	PEO 1 ‑ A. Panush	$1,299,937	$(611,485)	$0	$114,485	$0	$0	$802,938
	Other NEOs*	$413,119	$(111,772)	$0	$41,661	$0	$0	$343,008
2024	PEO 1 ‑ A. Panush	$3,012,646	$572,040	$0	$1,651	$0	$0	$3,586,338
	Other NEOs*	$907,410	$179,600	$0	$17,587	$0	$0	$1,104,596
2023	PEO 1 ‑ A. Panush	$1,573,701	$0	$0	$0	$0	$0	$1,573,701
	Other NEOs*	$297,509	$(15,144)	$0	$42,358	$0	$0	$324,724
2022	PEO 2 ‑ G. Wertheizer	$444,759	$(289,296)	$0	$(15,286)	$0	$0	$140,177
	Other NEOs*	$169,408	$(81,841)	$50,827	$(77,915)	$0	$0	$60,479
2021	PEO 2 ‑ G. Wertheizer	$451,209	$(5,055)	$0	$3,050,824	$0	$0	$3,496,979
	Other NEOs*	$214,773	$(10,021)	$0	$1,420,770	$0	$0	$1,625,522

* Presented on an average basis.

Equity Award Valuations: PSU grant date fair values are calculated using the stock price as of the date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSUs held by the PEOs and other NEOs that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price and performance accrual modifier as of year‑end and as of the date of vest (or including the probable outcome of any such awards subject to performance conditions). RSU grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the RSUs held by the PEOs and other NEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year‑end and as of each vesting date. The fair value of the tranches of Mr. Ohana’s RSUs that were originally scheduled to vest in 2024, 2025, and 2026 have been calculated and included in the equity award adjustments for 2022 for our other NEOs, as the vesting of these award tranches was accelerated to December 31, 2022, upon his separation from the Company. PSUs held by Mr. Wertheizer (PEO 2) and Mr. Ohana remained outstanding and unvested as of December 31, 2022, and are included above for year 2022.

(3)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2020) by our share price at the beginning of the measurement period.

(4)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P Semiconductors Select Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)	Refers to total revenues as reported in our audited financial statements for each covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

As shown in the chart below, the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group is generally aligned with our TSR relative to the S&P Semiconductor Select Index. Our compensation actually paid decreased significantly for 2022 and, for our other NEOs as a group, further decreased in 2023, following the significant underperformance of our TSR compared to our peer group in 2021 and sustained TSR underperformance thereafter. Compensation for Mr. Panush (PEO 1) in 2024 significantly exceeds compensation for Mr. Wertheizer (PEO 2) in 2022 notwithstanding the comparative decline in TSR because this compensation includes Mr. Panush’s one‑time sign‑on RSU award with a $1.2 million grant value. Compensation actually paid for Mr. Panush (PEO 1) and the average amount of compensation actually paid to our other NEOs as a group increased from 2023 to 2024 commensurate with the increase in our TSR during this period. Compensation for Mr. Panush and other NEOs decreased in 2025, reflective of the decline in stock price.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The chart below illustrates the correlation between compensation actually paid to our PEOs and average compensation actually paid to our other NEOs against the Company’s net income. We do not use net income, whether on a GAAP or non‑GAAP basis, as a financial performance measure in our executive compensation program, but there is an indirect correlation between our profitability and compensation actually paid through the impact of revenue targets and EPS performance or operating income as incentive plan metrics on pay outcomes.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Total Revenue

The chart below compares the compensation actually paid to our PEOs and other NEOs with our revenue performance, the financial metric in our assessment that is most important for linking pay and performance in the covered years. In 2022, despite a 6% increase in revenues, compensation actually paid declined due to lower incentive plan payouts and stock price declines. Compensation for Mr. Panush (PEO 1) in 2023 significantly exceeds compensation for Mr. Wertheizer (PEO 2) in 2022 notwithstanding the comparative decline in total revenues because this compensation includes Mr. Panush’s one‑time sign‑on RSU award with a $1.2 million grant value. Our revenue increased by approximately 10% in 2024, however the increase in 2024 compensation for Mr. Panush and our other NEOs was driven by our stock price increase from 2023 to 2024 and the impact it had on outstanding unvested awards. While total revenue remained at a similar level in 2025, compensation actually paid declined for both Mr. Panush and other NEOs due to a lower stock price.

Tabular List, Table

Financial Performance Measures

Our compensation philosophy seeks to create a performance‑oriented environment by rewarding executive officers for the achievement of our business objectives, both short‑term (annual 2026 financial goals) and long‑term (end of annual 2027 financial goals). We believe that our executive officers’ compensation should not be based on the short‑term performance of our stock, whether favorable or unfavorable, but rather that the price of our stock will, in the long‑term, reflect our operating performance and ultimately the management of the Company by our executive officers. For the most recently completed fiscal year, our key performance measures, in no particular order, were:

●	Total revenues

●	Total licensing and related revenues

●	Non‑GAAP Operating Income

Total Shareholder Return Amount	$ 47	69	50	56	95
Peer Group Total Shareholder Return Amount	194	149	134	99	143
Net Income (Loss)	$ (10,638,000)	$ (8,786,000)	$ (11,878,000)	$ (23,183,000)	$ 396,000
Company Selected Measure Amount	109,598,000	106,939,000	97,419,000	120,583,000	113,832,000
PEO Name						Gideon Wertheizer	Amir Panush
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Total licensing and related revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Non‑GAAP Operating Income
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,691,010	$ 2,653,641	$ 3,945,887
PEO Actually Paid Compensation Amount	1,807,507	4,615,672	2,409,828
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,945,887	$ 2,064,442	$ 2,900,681
PEO Actually Paid Compensation Amount			2,409,828	1,359,538	5,154,793
PEO | PEO 1 [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	802,938	3,586,338	1,573,701
PEO | PEO 1 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,686,440)	(1,624,307)
PEO | PEO 1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,485)	572,040	0
PEO | PEO 1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,299,937	3,012,646	1,573,701
PEO | PEO 1 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,485	1,651	0
PEO | PEO 1 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 1 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 2 [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,573,701	140,177	3,496,979
PEO | PEO 2 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,109,760)	(845,081)	(1,242,867)
PEO | PEO 2 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(289,296)	(5,055)
PEO | PEO 2 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				444,759	451,209
PEO | PEO 2 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | PEO 2 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(15,286)	3,050,824
PEO | PEO 2 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | PEO 2 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,008	1,104,596	324,724	60,479	1,625,522
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,200,848)	(572,026)	(852,586)	(397,635)	(532,895)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,772)	179,600	(15,144)	(81,841)	(10,021)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,119	907,410	297,509	169,408	214,773
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	50,827	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,661	17,587	42,358	(77,915)	1,420,770
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0